Other Comprehensive Income (Other Comprehensive Income) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net Unrealized Gains Losses on Non Otti Securities [Abstract]
Increase in net unrealized gains(losses) on non-OTTI securities	$ 1,505	$ (522)	$ 29
Less: Net gains (losses) realized as a yield adjustment reclassified to investment securities in interest income, before tax	11	12	25
Less: Net gains (losses) realized on sales of non-OTTI securities reclassified to noninterest income, before tax	29	(8)	(12)
Net increase (decrease), pre-tax	1,465	(526)	16
Effect of income taxes	(337)	121	(6)
Net unrealized gains (losses) on non-OTTI securities, Activity, After Tax	1,128	(405)	10
Net Unrealized Gains Losses On Otti Securities [Abstract]
Increase in net unrealized gains (losses) on OTTI securities, Pretax	24	(14)	173
Less: Net gains (losses) realized on sales of securities reclassified to noninterest income			2
Less: OTTI losses realized on securities reclassified to noninterest income			(1)
Net unrealized gains (losses) on OTTI securities	24	(14)	172
Effect of income taxes	(5)	3	(63)
Net unrealized gains (losses) on OTTI securities, Activity, After Tax	19	(11)	109
Net unrealized gains (losses) on cash flow hedge derivatives [Abstract]
Increase in net unrealized gains (losses) on cash flow hedge derivatives	334	(118)
Less: Net gains (losses) realized as a yield adjustment reclassified to loan interest income	9	41
Less: Net gains (losses) realized as a yield adjustment reclassified to investment securities interest income	9	11
Less: Net gains (losses) realized on sales of securities reclassified to noninterest income	19	8
Net unrealized gains (losses) on cash flow hedge derivatives	297	(178)
Effect of income taxes	(68)	41
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), after Reclassification and Tax	229	(137)
Increase in net unrealized gains (losses) on cash flow hedge derivatives			(90)
Less: Net gains (losses) realized as a yield adjustment reclassified to loan interest income, Before Tax			159
Less: Net gains (losses) realized as a yield adjustment reclassified to investment securities interest income, Before Tax			21
Less: Net gains (losses) realized on sales of securities reclassified to noninterest income, Before Tax			17
Net unrealized gains (losses) on cash flow hedge derivatives			(287)
Effect of income taxes			105
Net unrealized gains (losses) on cash flow hedge derivatives, Net of tax, Total			(182)
Other Comprehensive (Income) Loss, Defined Benefit Plan, after Reclassification Adjustment, before Tax [Abstract]
Other Comprehensive (Income) Loss, Defined Benefit Plan, before Reclassification Adjustment and Tax	146	10	126
Amortization of actuarial loss (gain) reclassified to other noninterest expense, Before tax	8	5	47
Amortization of prior service cost (credit) reclassified to other noninterest expense, Before tax	4	1	(4)
Pension and other postretirement benefit plan adjustments, net activity, Pre-Tax	158	16	169
Effect of income taxes	(36)	(4)	(62)
Other Comprehensive (Income) Loss, Defined Benefit Plan, after Reclassification Adjustment, after Tax	122	12	107
Other Comprehensive Income Other Adjustments [Abstract]
Net investment hedge derivatives, Before tax	(24)	76	(81)
Foreign Currency Transaction and Translation Adjustment, before Tax	41	(58)	90
Total Other, net activity, Before tax	17	18	9
Effect of income taxes	5	(17)	29
Total Other, net activity, After tax	22	1	38
Income tax benefit (expense) related to items of other comprehensive income	(441)	144	3
Other comprehensive income (loss), after tax and net of reclassifications into Net income	1,524	(583)	117
Continuing Operations
Other Comprehensive Income Other Adjustments [Abstract]
Other comprehensive income (loss), before tax and net of reclassifications into Net income	1,961	(684)	79
Income tax benefit (expense) related to items of other comprehensive income	(441)	144	3
Other comprehensive income (loss), after tax and net of reclassifications into Net income	1,520	(540)	82
Discontinued Operations
Other Comprehensive Income Other Adjustments [Abstract]
Other comprehensive income (loss), after tax and net of reclassifications into Net income	$ 4	$ (43)	$ 35